Schedule of Deferred Share Units (Details) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance		4,822,741	576,000
Weighted average grant date fair value per share, Unvested, Beginning balance		$ 0.22	$ 0.62
Number of shares, Granted		10,844,993	6,620,641
Weighted average grant date fair value per share, Granted		$ 0.23	$ 0.17
Number of shares, Vested		(5,809,217)	(2,373,900)
Weighted average grant date fair value per share, Vested		$ 0.24	$ 0.18
Number of shares, Unvested, ending balance		7,044,527	4,822,741
Weighted average grant date fair value per share, Unvested, Ending balance		$ 0.24	$ 0.22
Deferred Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance		2,710,000	5,625,000
Weighted average grant date fair value per share, Unvested, Beginning balance		$ 0.97	$ 1.03
Number of shares, Granted	[1]	1,875,280	210,000
Weighted average grant date fair value per share, Granted	[1]	$ 0.22	$ 0.20
Number of shares, Vested	[2],[3]	(3,071,826)	(3,125,000)
Weighted average grant date fair value per share, Vested	[2],[3]	$ 0.55	$ 1.03
Number of shares, Unvested, ending balance		1,495,454	2,710,000
Weighted average grant date fair value per share, Unvested, Ending balance		$ 0.90	$ 0.97

[1]	On March 31, 2022, the Board approved the early vesting of 625,000 DSUs for one of the Company’s Directors. During the three months ended June 30, 2022, the director redeemed 2,500,000 DSUs for C$750,000, and elected to use net proceeds to subscribe for 375,000 units in the Company’s April 2022 special warrant issuance at C$0.30 per unit, with the balance of the redeemed amount payable in cash after applicable withholding tax deductions.
[2]	On July 6, 2023, 245,454 DSUs were issued to one of the Company’s Directors which vests on July 6, 2024.
[3]	On July 4, 2023, 1,611,826 DSUs were issued to the Company’s Directors which vested immediately.